Employee benefit plans (Amounts Recognized in Accumulated Other Comprehensive Income (Loss)) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Japanese plans
Schedule of Pension and Other Postretirement Benefits Recognized in Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial loss	¥ (395,686)	¥ (110,948)
Prior service costs	39,699	43,879
Net transition obligation	0	0
Net amount recognized	(355,987)	(67,069)
Foreign Plans
Schedule of Pension and Other Postretirement Benefits Recognized in Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial loss	(137,443)	(133,594)
Prior service costs	(3,491)	(4,499)
Net transition obligation	0	0
Net amount recognized	¥ (140,934)	¥ (138,093)